Document And Entity Information	Nov. 24, 2025
Document Information Line Items
Entity Central Index Key	0002082149
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	Daedalus Special Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true